Note 16 - Plant Restructuring - Restructuring Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Balance	$ 202	$ 226
Charge to expense	182	7,046
Cash payments/write offs	(384)	(7,070)
Balance	0	202
Employee Severance [Member]
Balance	202	225
Charge to expense	227	1,229
Cash payments/write offs	(429)	(1,252)
Balance	0	202
Other Restructuring [Member]
Balance	0	1
Charge to expense	(45)	5,817
Cash payments/write offs	45	(5,818)
Balance	$ 0	$ 0